RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
18.	RESTRICTED CASH AND SHORT-TERM INVESTMENTS

The Company's restricted cash and short-term investment balances in respect of its debt and lease obligations are as follows:

(in thousands of $)	2011	2010
Total security lease deposits for lease obligations	190,516	192,833
Restricted cash and short-term investments relating to the Mazo facility	10,254	9,700
Restricted cash relating to the Freeze facility	9,012	5,323
Restricted cash relating to projects	3,500	-
	213,282	207,856

Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".

As at December 31, 2011, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 24 was $190.5 million (2010: $192.8 million).  These security deposits are referred to in these consolidated financial statements as restricted cash and earn interest based upon GBP LIBOR for the Methane Princess Lease and based upon USD LIBOR for the Grand Lease.  The Company's restricted cash balances in respect of its lease obligations are as follows:

(in thousands of $)	2011	2010
Methane Princess Lease security deposits	145,508	147,761
Grand Lease security deposits	45,008	45,072
Total security deposits for lease obligations	190,516	192,833
Included in short-term restricted cash and short-term investments	(5,246)	(6,792)
Long-term restricted cash	185,270	186,041

The analysis of short-term restricted cash and short-term investments at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Lease security deposits	5,246	6,792
Restricted cash and short-term investments relating to the Mazo facility (see note 23)	10,254	9,700
Restricted cash relating to the Freeze facility (see note 23)	9,012	5,323
Restricted cash relating to projects	3,500	-
Short-term restricted cash and short-term investments	28,012	21,815

Restricted cash relating to projects relate to bid bonds in respect of project tenders entered into by the Company. Some tenders require bid bonds to ensure that the bidder fully complies with the tender terms and conditions. Bid bonds are returned if the tender is unsuccessful or, if the contract is won, upon the signing of the contract or can be forfeited by the bidder if certain tender criteria are not fulfilled.  Since the year end, the restricted cash relating to projects of $3.5 million have been returned to the Company.